CONSOLIDATED STATEMENTS OF STOCKHOLDERS (DEFICIT) EQUITY (USD $) In Millions, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Earnings Reinvested In The Business [Member]	Accumulated Other Comprehensive Losses [Member]	Cost of Repurchased Stock [Member]	Noncontrolling Interests [Member]
Beginning balance at Dec. 31, 2009	$ 6,145	$ 0	$ 1,403	$ 15,358	$ (817)	$ (10,228)	$ 429
Increase (Decrease) in Stockholders' (Deficit) Equity [Roll Forward]
Net earnings	7,472			7,259			213	[1]
Other comprehensive earnings (losses), net of income taxes	(328)				(323)		(5)	[1]
Exercise of stock options and issuance of other stock awards	365		(178)			543
Dividends declared	(4,484)			(4,484)
Payments to noncontrolling interests	(210)						(210)
Common stock repurchased	(5,027)					(5,027)
Ending balance at Dec. 31, 2010	3,933	0	1,225	18,133	(1,140)	(14,712)	427
Increase (Decrease) in Stockholders' (Deficit) Equity [Roll Forward]
Net earnings	8,782			8,591			191	[1]
Other comprehensive earnings (losses), net of income taxes	(1,777)				(1,723)		(54)	[1]
Exercise of stock options and issuance of other stock awards	224		12			212
Dividends declared	(4,967)			(4,967)
Payments to noncontrolling interests	(241)						(241)
Purchase of subsidiary shares from noncontrolling interests	(3)		(2)				(1)
Common stock repurchased	(5,400)					(5,400)
Ending balance at Dec. 31, 2011	551	0	1,235	21,757	(2,863)	(19,900)	322
Increase (Decrease) in Stockholders' (Deficit) Equity [Roll Forward]
Net earnings	8,983			8,800			183	[1]
Other comprehensive earnings (losses), net of income taxes	(714)				(741)		27	[1]
Exercise of stock options and issuance of other stock awards	218		100			118
Dividends declared	(5,481)			(5,481)
Payments to noncontrolling interests	(209)						(209)
Purchase of subsidiary shares from noncontrolling interests	(2)		(1)				(1)
Common stock repurchased	(6,500)					(6,500)
Ending balance at Dec. 31, 2012	$ (3,154)	$ 0	$ 1,334	$ 25,076	$ (3,604)	$ (26,282)	$ 322

[1]	Net earnings attributable to noncontrolling interests exclude $171 million of earnings related to the redeemable noncontrolling interest, which is reported outside of the equity section in the consolidated balance sheet at December 31, 2012. Other comprehensive earnings (losses), net of income taxes, also exclude $25 million of net currency translation adjustment gains and $2 million of net loss and prior service cost losses related to the redeemable noncontrolling interest at December 31, 2012. Net earnings attributable to noncontrolling interests exclude $97 million of earnings related to the redeemable noncontrolling interest, which is reported outside of the equity section in the consolidated balance sheet at December 31, 2011. Other comprehensive losses, net of income taxes, also exclude less than $1 million of net currency translation adjustment losses related to redeemable noncontrolling interest at December 31, 2011. Net earnings attributable to noncontrolling interests exclude $26 million of earnings related to the redeemable noncontrolling interest, which is reported outside the equity section in the consolidated balance sheet at December 31, 2010. Other comprehensive losses, net of income taxes, also exclude $16 million of net currency translation adjustment gains related to the redeemable noncontrolling interest at December 31, 2010.